Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000084893 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000084893 | ESZ5P5700_20251222_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084893 | Equities921943858
Holdings [Line Items]
Percent of Total Investments	99.80%
C000084893 | FuturesESZ5P5700_20251222_L_EDF
Holdings [Line Items]
Percent of Total Investments	0.20%
C000084893 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084893 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000084895 | ESZ5P5700_20251222_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084895 | 912797RQ2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	78.90%
C000084895 | FuturesESZ5P5700_20251222_L_EDF
Holdings [Line Items]
Percent of Total Investments	0.20%
C000084895 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084895 | U.S. Treasury Obligations912797RQ2
Holdings [Line Items]
Percent of Total Investments	99.80%
C000084895 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	78.90%
C000084896 | 912797RQ2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000084896 | RTY5P2000_20251222_L_EDF | CMC E-Mini Russell 2000 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084896 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084896 | U.S. Treasury Obligations912797RQ2
Holdings [Line Items]
Percent of Total Investments	99.80%
C000084896 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000084896 | FuturesRTY5P2000_20251222_L_EDF
Holdings [Line Items]
Percent of Total Investments	0.20%
C000103841 | 912797RQ2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000103841 | ESZ6P5850_20261221_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103841 | ESZ5P5625_20251222_L_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103841 | ESZ5C7150_20251222_S_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000103841 | ESZ5P6625_20251222_S_EDF | CME E-Mini Standard & Poor's 500 Index Future
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000103841 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103841 | U.S. Treasury Obligations912797RQ2
Holdings [Line Items]
Percent of Total Investments	95.90%
C000103841 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000103841 | FuturesESZ5P5625_20251222_L_EDF
Holdings [Line Items]
Percent of Total Investments	4.10%
C000084894 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000084894 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084894 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084894 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084894 | Goldman Sachs Group, Inc. (The), 6.75, 2037-10-01
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000084894 | Anheuser-Busch InBev Worldwide, Inc., 8.2, 2039-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | Deutsche Telekom International Finance BV, 9.25, 2032-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | MetLife, Inc., 10.75, 2039-08-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084894 | General Electric Company, 6.75, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | Microsoft Corporation, 2.921, 2052-03-17
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000084894 | Consumer Discretionary68245XAH2
Holdings [Line Items]
Percent of Total Investments	29.40%
C000084894 | Fixed Income - Other46435U853
Holdings [Line Items]
Percent of Total Investments	66.60%
C000084894 | Collateral for Securities Loaned85749T517
Holdings [Line Items]
Percent of Total Investments	4.00%
C000084894 | 44267DAF4Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084894 | 50076QAR7Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084894 | 69331CAH1Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084894 | 91911TAE3Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084894 | 90279XAA0Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084894 | 68288AAA5Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084894 | 00253XAA9Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084894 | 947075AU1Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084894 | 25156PAD5Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084894 | 85749T517Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084894 | 19260QAC1Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000084894 | 538034AV1Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084894 | 233051432Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000127804 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000127804 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000127804 | 69344A834 | PGIM AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127804 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000127804 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127804 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127804 | 092528504 | iShares AAA CLO Active ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127804 | Collateral for Securities Loaned85749T517
Holdings [Line Items]
Percent of Total Investments	13.80%
C000127804 | Fixed Income - Other092528504
Holdings [Line Items]
Percent of Total Investments	86.20%
C000127804 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000127804 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%